Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Templeton ETF Trust
Entity Central Index Key	0001655589
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Franklin Emerging Market Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Class Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Trading Symbol	DIEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Emerging Market Core Dividend Tilt Index ETF	$10	0.19%
[1],[2]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 14,308,945
Holdings Count | $ / shares	578	[3]
Investment Company Portfolio Turnover	28.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$14,308,945
Total Number of Portfolio Holdings*	578
Portfolio Turnover Rate	28.82%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Core Dividend Tilt Index ETF
Class Name	Franklin International Core Dividend Tilt Index ETF
Trading Symbol	DIVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin International Core Dividend Tilt Index ETF	$5	0.09%
[4],[5]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 1,001,483,104
Holdings Count | $ / shares	467	[6]
Investment Company Portfolio Turnover	14.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,001,483,104
Total Number of Portfolio Holdings*	467
Portfolio Turnover Rate	14.78%
[6]
Holdings [Text Block]

Portfolio Composition*	% of Total Investments
Financials	23.6%
Industrials	12.9%
Health Care	11.8%
Consumer Discretionary	11.3%
Information Technology	9.6%
Materials	7.2%
Consumer Staples	7.0%
Utilities	5.0%
Communication Services	4.7%
Energy	3.8%
Real Estate	3.0%
Short-Term Investments	0.1%

Geographic Composition*	% of Total Investments
Europe	60.2%
Asia	27.5%
Australia & New Zealand	11.0%
North America	0.7%
Middle East & Africa	0.5%
Short-Term Investments	0.1%
[7]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Dividend Tilt Index ETF
Class Name	Franklin U.S. Core Dividend Tilt Index ETF
Trading Symbol	UDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Dividend Tilt Index ETF	$3	0.06%
[8],[9]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 35,702,668
Holdings Count | $ / shares	283	[10]
Investment Company Portfolio Turnover	7.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$35,702,668
Total Number of Portfolio Holdings*	283
Portfolio Turnover Rate	7.75%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Large Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Multifactor Index ETF
Class Name	Franklin U.S. Large Cap Multifactor Index ETF
Trading Symbol	FLQL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Multifactor Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Large Cap Multifactor Index ETF	$8	0.15%
[11],[12]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,358,514,639
Holdings Count | $ / shares	215	[13]
Investment Company Portfolio Turnover	27.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,358,514,639
Total Number of Portfolio Holdings*	215
Portfolio Turnover Rate	27.63%
[13]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Mid Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Mid Cap Multifactor Index ETF
Class Name	Franklin U.S. Mid Cap Multifactor Index ETF
Trading Symbol	FLQM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Mid Cap Multifactor Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Mid Cap Multifactor Index ETF	$15	0.30%
[14],[15]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,037,146,231
Holdings Count | $ / shares	206	[16]
Investment Company Portfolio Turnover	12.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,037,146,231
Total Number of Portfolio Holdings*	206
Portfolio Turnover Rate	12.12%
[16]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Small Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Multifactor Index ETF
Class Name	Franklin U.S. Small Cap Multifactor Index ETF
Trading Symbol	FLQS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Multifactor Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Small Cap Multifactor Index ETF	$18	0.35%
[17],[18]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 42,328,976
Holdings Count | $ / shares	494	[19]
Investment Company Portfolio Turnover	11.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$42,328,976
Total Number of Portfolio Holdings*	494
Portfolio Turnover Rate	11.53%
[19]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Disruptive Commerce ETF
Shareholder Report [Line Items]
Fund Name	Franklin Disruptive Commerce ETF
Class Name	Franklin Disruptive Commerce ETF
Trading Symbol	BUYZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Disruptive Commerce ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Disruptive Commerce ETF	$26	0.50%
[20]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 10,309,728
Holdings Count | $ / shares	47	[21]
Investment Company Portfolio Turnover	1.79%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$10,309,728
Total Number of Portfolio Holdings*	47
Portfolio Turnover Rate	1.79%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Dynamic Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Dynamic Municipal Bond ETF
Class Name	Franklin Dynamic Municipal Bond ETF
Trading Symbol	FLMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Dynamic Municipal Bond ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Dynamic Municipal Bond ETF	$15	0.30%
[22]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 323,020,276
Holdings Count | $ / shares	604	[23]
Investment Company Portfolio Turnover	29.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$323,020,276
Total Number of Portfolio Holdings*	604
Portfolio Turnover Rate	29.29%
[23]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Exponential Data ETF
Shareholder Report [Line Items]
Fund Name	Franklin Exponential Data ETF
Class Name	Franklin Exponential Data ETF
Trading Symbol	XDAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Exponential Data ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Exponential Data ETF	$25	0.49%
[24],[25]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 5,935,700
Holdings Count | $ / shares	42	[26]
Investment Company Portfolio Turnover	2.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$5,935,700
Total Number of Portfolio Holdings*	42
Portfolio Turnover Rate	2.95%
[26]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Focused Growth ETF
Shareholder Report [Line Items]
Fund Name	Franklin Focused Growth ETF
Class Name	Franklin Focused Growth ETF
Trading Symbol	FFOG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Focused Growth ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Focused Growth ETF	$29	0.55%
[27],[28]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 124,869,552
Holdings Count | $ / shares	28	[29]
Investment Company Portfolio Turnover	5.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$124,869,552
Total Number of Portfolio Holdings*	28
Portfolio Turnover Rate	5.96%
[29]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Genomic Advancements ETF
Shareholder Report [Line Items]
Fund Name	Franklin Genomic Advancements ETF
Class Name	Franklin Genomic Advancements ETF
Trading Symbol	HELX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Genomic Advancements ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Genomic Advancements ETF	$25	0.50%
[30]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 9,720,388
Holdings Count | $ / shares	60	[31]
Investment Company Portfolio Turnover	5.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$9,720,388
Total Number of Portfolio Holdings*	60
Portfolio Turnover Rate	5.37%
[31]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin High Yield Corporate ETF
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Corporate ETF
Class Name	Franklin High Yield Corporate ETF
Trading Symbol	FLHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Corporate ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin High Yield Corporate ETF	$21	0.40%
[32]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 573,901,475
Holdings Count | $ / shares	250	[33]
Investment Company Portfolio Turnover	13.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$573,901,475
Total Number of Portfolio Holdings*	250
Portfolio Turnover Rate	13.05%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Income Equity Focus ETF
Shareholder Report [Line Items]
Fund Name	Franklin Income Equity Focus ETF
Class Name	Franklin Income Equity Focus ETF
Trading Symbol	INCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Equity Focus ETF (previously known as Franklin U.S. Low Volatility ETF) for the period April 1, 2024, to September 30, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Income Equity Focus ETF	$15	0.29%
[34]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 96,117,012
Holdings Count | $ / shares	73	[35]
Investment Company Portfolio Turnover	5.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$96,117,012
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	5.92%
[35]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Income Focus ETF
Shareholder Report [Line Items]
Fund Name	Franklin Income Focus ETF
Class Name	Franklin Income Focus ETF
Trading Symbol	INCM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Focus ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Income Focus ETF	$20	0.38%
[36]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 331,089,654
Holdings Count | $ / shares	225	[37]
Investment Company Portfolio Turnover	14.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$331,089,654
Total Number of Portfolio Holdings*	225
Portfolio Turnover Rate	14.56%
[37]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Intelligent Machines ETF
Shareholder Report [Line Items]
Fund Name	Franklin Intelligent Machines ETF
Class Name	Franklin Intelligent Machines ETF
Trading Symbol	IQM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Intelligent Machines ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Intelligent Machines ETF	$26	0.50%
[38]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 25,309,849
Holdings Count | $ / shares	56	[39]
Investment Company Portfolio Turnover	5.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$25,309,849
Total Number of Portfolio Holdings*	56
Portfolio Turnover Rate	5.23%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Aggregate Bond ETF
Class Name	Franklin International Aggregate Bond ETF
Trading Symbol	FLIA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin International Aggregate Bond ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin International Aggregate Bond ETF	$13	0.25%
[40]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 583,559,826
Holdings Count | $ / shares	84	[41]
Investment Company Portfolio Turnover	11.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$583,559,826
Total Number of Portfolio Holdings*	84
Portfolio Turnover Rate	11.92%
[41]
Holdings [Text Block]

Portfolio Composition*	% of Total Investments
Foreign Government and Agency Securities	97.0%
Corporate Bonds & Notes	2.7%
Short-Term Investments	0.3%

Geographic Composition*	% of Total Investments
Europe	46.3%
Asia	37.2%
Supranationals	6.0%
North America	5.2%
Australia & New Zealand	3.0%
Latin America & Caribbean	1.1%
Middle East & Africa	0.9%
Short-Term Investments	0.3%
[42]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Investment Grade Corporate ETF
Shareholder Report [Line Items]
Fund Name	Franklin Investment Grade Corporate ETF
Class Name	Franklin Investment Grade Corporate ETF
Trading Symbol	FLCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Investment Grade Corporate ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Investment Grade Corporate ETF	$18	0.35%
[43]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 579,919,649
Holdings Count | $ / shares	192	[44]
Investment Company Portfolio Turnover	0.177%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$579,919,649
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	17.70%
[44]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Municipal Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Municipal Green Bond ETF
Class Name	Franklin Municipal Green Bond ETF
Trading Symbol	FLMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Municipal Green Bond ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Municipal Green Bond ETF	$15	0.30%
[45]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 107,553,147
Holdings Count | $ / shares	133	[46]
Investment Company Portfolio Turnover	14.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$107,553,147
Total Number of Portfolio Holdings*	133
Portfolio Turnover Rate	14.45%
[46]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Senior Loan ETF
Shareholder Report [Line Items]
Fund Name	Franklin Senior Loan ETF
Class Name	Franklin Senior Loan ETF
Trading Symbol	FLBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Senior Loan ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin Senior Loan ETF	$23	0.45%
[47]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 586,516,720
Holdings Count | $ / shares	271	[48]
Investment Company Portfolio Turnover	7.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$586,516,720
Total Number of Portfolio Holdings*	271
Portfolio Turnover Rate	7.92%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Systematic Style Premia ETF
Shareholder Report [Line Items]
Fund Name	Franklin Systematic Style Premia ETF
Class Name	Franklin Systematic Style Premia ETF
Trading Symbol	FLSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Systematic Style Premia ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Systematic Style Premia ETF	$31	0.62%
[49],[50]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 205,770,210
Holdings Count | $ / shares	336	[51]
Investment Company Portfolio Turnover	58.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$205,770,210
Total Number of Portfolio Holdings*	336
Portfolio Turnover Rate	58.20%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Bond ETF
Class Name	Franklin U.S. Core Bond ETF
Trading Symbol	FLCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Core Bond ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Bond ETF	$8	0.15%
[52],[53]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 2,372,441,204
Holdings Count | $ / shares	397	[54]
Investment Company Portfolio Turnover	9.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,372,441,204
Total Number of Portfolio Holdings*	397
Portfolio Turnover Rate	9.93%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Treasury Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Treasury Bond ETF
Class Name	Franklin U.S. Treasury Bond ETF
Trading Symbol	FLGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Treasury Bond ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Treasury Bond ETF	$5	0.09%
[55],[56]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 886,948,865
Holdings Count | $ / shares	25	[57]
Investment Company Portfolio Turnover	102.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$886,948,865
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	102.49%
[57]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Ultra Short Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Ultra Short Bond ETF
Class Name	Franklin Ultra Short Bond ETF
Trading Symbol	FLUD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ultra Short Bond ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Ultra Short Bond ETF	$4	0.07%
[58],[59]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 6,242,950
Holdings Count | $ / shares	36	[60]
Investment Company Portfolio Turnover	74.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$6,242,950
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	74.68%
[60]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Asia ex Japan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Asia Ex Japan ETF
Class Name	Franklin FTSE Asia Ex Japan ETF
Trading Symbol	FLAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Asia Ex Japan ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Asia Ex Japan ETF	$10	0.19%
[61],[62]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 30,317,607
Holdings Count | $ / shares	1,567	[63]
Investment Company Portfolio Turnover	2.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$30,317,607
Total Number of Portfolio Holdings*	1,567
Portfolio Turnover Rate	2.64%
[63]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Australia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Australia ETF
Class Name	Franklin FTSE Australia ETF
Trading Symbol	FLAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Australia ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Australia ETF	$5	0.09%
[64],[65]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 59,935,602
Holdings Count | $ / shares	106	[66]
Investment Company Portfolio Turnover	2.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$59,935,602
Total Number of Portfolio Holdings*	106
Portfolio Turnover Rate	2.28%
[66]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Brazil ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Brazil ETF
Class Name	Franklin FTSE Brazil ETF
Trading Symbol	FLBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Brazil ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Brazil ETF	$9	0.19%
[67],[68]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
Net Assets	$ 164,862,294
Holdings Count | $ / shares	84	[69]
Investment Company Portfolio Turnover	9.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$164,862,294
Total Number of Portfolio Holdings*	84
Portfolio Turnover Rate	9.32%
[69]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Canada ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Canada ETF
Class Name	Franklin FTSE Canada ETF
Trading Symbol	FLCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Canada ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Canada ETF	$5	0.09%
[70],[71]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 412,387,329
Holdings Count | $ / shares	51	[72]
Investment Company Portfolio Turnover	1.88%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$412,387,329
Total Number of Portfolio Holdings*	51
Portfolio Turnover Rate	1.88%
[72]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE China ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE China ETF
Class Name	Franklin FTSE China ETF
Trading Symbol	FLCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE China ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE China ETF	$11	0.19%
[73],[74]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 139,562,756
Holdings Count | $ / shares	951	[75]
Investment Company Portfolio Turnover	5.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$139,562,756
Total Number of Portfolio Holdings*	951
Portfolio Turnover Rate	5.63%
[75]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Europe ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Europe ETF
Class Name	Franklin FTSE Europe ETF
Trading Symbol	FLEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Europe ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Europe ETF	$5	0.09%
[76],[77]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 86,873,740
Holdings Count | $ / shares	521	[78]
Investment Company Portfolio Turnover	3.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$86,873,740
Total Number of Portfolio Holdings*	521
Portfolio Turnover Rate	3.67%
[78]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Eurozone ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Eurozone ETF
Class Name	Franklin FTSE Eurozone ETF
Trading Symbol	FLEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Eurozone ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Eurozone ETF	$5	0.09%
[79],[80]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 21,478,090
Holdings Count | $ / shares	270	[81]
Investment Company Portfolio Turnover	2.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$21,478,090
Total Number of Portfolio Holdings*	270
Portfolio Turnover Rate	2.37%
[81]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Germany ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Germany ETF
Class Name	Franklin FTSE Germany ETF
Trading Symbol	FLGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Germany ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Germany ETF	$5	0.09%
[82],[83]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 31,809,006
Holdings Count | $ / shares	69	[84]
Investment Company Portfolio Turnover	2.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$31,809,006
Total Number of Portfolio Holdings*	69
Portfolio Turnover Rate	2.38%
[84]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Hong Kong ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Hong Kong ETF
Class Name	Franklin FTSE Hong Kong ETF
Trading Symbol	FLHK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Hong Kong ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Hong Kong ETF	$5	0.09%
[85],[86]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 13,733,981
Holdings Count | $ / shares	72	[87]
Investment Company Portfolio Turnover	3.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$13,733,981
Total Number of Portfolio Holdings*	72
Portfolio Turnover Rate	3.94%
[87]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE India ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE India ETF
Class Name	Franklin FTSE India ETF
Trading Symbol	FLIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE India ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE India ETF	$10	0.19%
[88],[89]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 1,812,150,182
Holdings Count | $ / shares	245	[90]
Investment Company Portfolio Turnover	2.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,812,150,182
Total Number of Portfolio Holdings*	245
Portfolio Turnover Rate	2.83%
[90]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Japan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Japan ETF
Class Name	Franklin FTSE Japan ETF
Trading Symbol	FLJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Japan ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Japan ETF	$5	0.09%
[91],[92]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 2,100,944,485
Holdings Count | $ / shares	497	[93]
Investment Company Portfolio Turnover	2.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,100,944,485
Total Number of Portfolio Holdings*	497
Portfolio Turnover Rate	2.24%
[93]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Japan Hedged ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Japan Hedged ETF
Class Name	Franklin FTSE Japan Hedged ETF
Trading Symbol	FLJH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Japan Hedged ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Japan Hedged ETF	$4	0.09%
[94],[95]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%
Net Assets	$ 72,846,338
Holdings Count | $ / shares	487	[96]
Investment Company Portfolio Turnover	8.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$72,846,338
Total Number of Portfolio Holdings*	487
Portfolio Turnover Rate	8.61%
[96]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Latin America ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Latin America ETF
Class Name	Franklin FTSE Latin America ETF
Trading Symbol	FLLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Latin America ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Latin America ETF	$9	0.19%
[97],[98]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
Net Assets	$ 52,180,559
Holdings Count | $ / shares	147	[99]
Investment Company Portfolio Turnover	4.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$52,180,559
Total Number of Portfolio Holdings*	147
Portfolio Turnover Rate	4.45%
[99]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Mexico ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Mexico ETF
Class Name	Franklin FTSE Mexico ETF
Trading Symbol	FLMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Mexico ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Mexico ETF	$9	0.19%
[100],[101]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
Net Assets	$ 94,929,551
Holdings Count | $ / shares	40	[102]
Investment Company Portfolio Turnover	4.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$94,929,551
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	4.23%
[102]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Saudi Arabia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Saudi Arabia ETF
Class Name	Franklin FTSE Saudi Arabia ETF
Trading Symbol	FLSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Saudi Arabia ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Saudi Arabia ETF	$19	0.39%
[103],[104]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 18,350,016
Holdings Count | $ / shares	64	[105]
Investment Company Portfolio Turnover	8.88%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$18,350,016
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	8.88%
[105]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE South Korea ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE South Korea ETF
Class Name	Franklin FTSE South Korea ETF
Trading Symbol	FLKR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE South Korea ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE South Korea ETF	$4	0.09%
[106],[107]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%
Net Assets	$ 120,538,120
Holdings Count | $ / shares	158	[108]
Investment Company Portfolio Turnover	7.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$120,538,120
Total Number of Portfolio Holdings*	158
Portfolio Turnover Rate	7.47%
[108]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Switzerland ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Switzerland ETF
Class Name	Franklin FTSE Switzerland ETF
Trading Symbol	FLSW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Switzerland ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Switzerland ETF	$5	0.09%
[109],[110]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 57,839,669
Holdings Count | $ / shares	54	[111]
Investment Company Portfolio Turnover	3.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$57,839,669
Total Number of Portfolio Holdings*	54
Portfolio Turnover Rate	3.49%
[111]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Taiwan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Taiwan ETF
Class Name	Franklin FTSE Taiwan ETF
Trading Symbol	FLTW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Taiwan ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE Taiwan ETF	$10	0.19%
[112],[113]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 271,358,116
Holdings Count | $ / shares	130	[114]
Investment Company Portfolio Turnover	26.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$271,358,116
Total Number of Portfolio Holdings*	130
Portfolio Turnover Rate	26.97%
[114]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE United Kingdom ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE United Kingdom ETF
Class Name	Franklin FTSE United Kingdom ETF
Trading Symbol	FLGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE United Kingdom ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin FTSE United Kingdom ETF	$5	0.09%
[115],[116]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 731,907,856
Holdings Count | $ / shares	104	[117]
Investment Company Portfolio Turnover	4.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$731,907,856
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	4.58%
[117]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Class Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Trading Symbol	DVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BrandywineGLOBAL-Dynamic US Large Cap Value ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	$25	0.49%
[118],[119]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 116,319,447
Holdings Count | $ / shares	116	[120]
Investment Company Portfolio Turnover	33.79%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$116,319,447
Total Number of Portfolio Holdings*	116
Portfolio Turnover Rate	33.79%
[120]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
BrandywineGLOBAL-U.S. Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - U.S. Fixed Income ETF
Class Name	BrandywineGLOBAL - U.S. Fixed Income ETF
Trading Symbol	USFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BrandywineGLOBAL - U.S. Fixed Income ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
BrandywineGLOBAL - U.S. Fixed Income ETF	$20	0.39%
[121],[122]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 12,697,989
Holdings Count | $ / shares	21	[123]
Investment Company Portfolio Turnover	24.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$12,697,989
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	24.85%
[123]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
ClearBridge Sustainable Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainable Infrastructure ETF
Class Name	ClearBridge Sustainable Infrastructure ETF
Trading Symbol	INFR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Sustainable Infrastructure ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
ClearBridge Sustainable Infrastructure ETF	$31	0.59%
[124],[125]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 9,210,008
Holdings Count | $ / shares	33	[126]
Investment Company Portfolio Turnover	5.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$9,210,008
Total Number of Portfolio Holdings*	33
Portfolio Turnover Rate	5.70%
[126]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Western Asset Bond ETF
Shareholder Report [Line Items]
Fund Name	Western Asset Bond ETF
Class Name	Western Asset Bond ETF
Trading Symbol	WABF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Bond ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset Bond ETF	$18	0.35%
[127],[128]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 42,333,867
Holdings Count | $ / shares	556	[129]
Investment Company Portfolio Turnover	32.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$42,333,867
Total Number of Portfolio Holdings*	556
Portfolio Turnover Rate	32.73%
[129]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Martin Currie Sustainable International Equity ETF
Shareholder Report [Line Items]
Fund Name	Martin Currie Sustainable International Equity ETF
Class Name	Martin Currie Sustainable International Equity ETF
Trading Symbol	MCSE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Martin Currie Sustainable International Equity ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Martin Currie Sustainable International Equity ETF	$29	0.59%
[130]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 33,357,267
Holdings Count | $ / shares	25	[131]
Investment Company Portfolio Turnover	9.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$33,357,267
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	9.62%
[131]
Holdings [Text Block]

Portfolio Composition*	% of Total Investments
Health Care	27.6%
Information Technology	21.7%
Industrials	16.3%
Consumer Discretionary	14.1%
Materials	7.8%
Financials	6.5%
Consumer Staples	6.0%

Geographic Composition*	% of Total Investments
Europe	79.8%
North America	16.3%
Australia & New Zealand	3.9%
[132]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Equity Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Equity Index ETF
Class Name	Franklin U.S. Equity Index ETF
Trading Symbol	USPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Equity Index ETF	$2	0.03%
[133],[134]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 1,123,175,133
Holdings Count | $ / shares	571	[135]
Investment Company Portfolio Turnover	1.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,123,175,133
Total Number of Portfolio Holdings*	571
Portfolio Turnover Rate	1.68%
[135]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Russia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Russia ETF
Class Name	Franklin FTSE Russia ETF
Trading Symbol	FLRU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin FTSE Russia ETF for the period April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Franklin FTSE Russia ETF	$0	0.00%
[136]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,719	[137]
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets*	$4,719
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	0.00%
[137]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.
For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
†	Annualized.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	Annualized.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
†	Annualized.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[25]
†	Annualized.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
†	Annualized.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
†	Annualized.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
†	Annualized.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
†	Annualized.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
†	Annualized.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
†	Annualized.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
†	Annualized.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	Annualized.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	Annualized.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
†	Annualized.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
†	Annualized.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
†	Annualized.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[92]
†	Annualized.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[95]
†	Annualized.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[101]
†	Annualized.

[102]
*	Does not include derivatives, except purchased options, if any.

[103]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[104]
†	Annualized.

[105]
*	Does not include derivatives, except purchased options, if any.

[106]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[107]
†	Annualized.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[110]
†	Annualized.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[113]
†	Annualized.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[116]
†	Annualized.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[119]
†	Annualized.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[122]
†	Annualized.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[125]
†	Annualized.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[128]
†	Annualized.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
†	Annualized.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[134]
†	Annualized.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
†	Annualized.

[137]
*	As of September 30, 2024, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.